OTHER COMPREHENSIVE INCOME/( LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
OTHER COMPREHENSIVE INCOME/( LOSS)
Schedule of changes in accumulated other comprehensive income

		Unrealized
	Foreign	gains(losses)
	currency	on available-
	translation	for-sale
	adjustments	investments	Total
	RMB	RMB	RMB
Balance at December 31,2019	65,300,854	—	65,300,854
Net current-period other comprehensive loss	(19,714,207)	—	(19,714,207)
Balance at December 31,2020	45,586,647	—	45,586,647
Net current-period other comprehensive (loss) income	(6,497,403)	2,791,663	(3,705,740)
Balance at December 31,2021	39,089,244	2,791,663	41,880,907
Net current-period other comprehensive loss	(11,361,872)	(2,786,931)	(14,148,803)
Balance at December 31,2022	27,727,372	4,732	27,732,104
Balance at December 31, 2022 (USD)	4,020,091	685	4,020,776